Income taxes (Details 6)	12 Months Ended
Dec. 31, 2016
Foreign Country State [Member] | US [Member] | Earliest tax year [Member]
Income tax examination [Line Items]
Income tax returns subject to examination by tax authorities, years under consideration	2012
Foreign Country State [Member] | US [Member] | Latest tax year [Member]
Income tax examination [Line Items]
Income tax returns subject to examination by tax authorities, years under consideration	2015
Foreign Country Federal [Member]
Income tax examination [Line Items]
Income Tax Examination, Year(s) for Which Examinations Have Been Completed	2014
Foreign Country Federal [Member] | US [Member] | Earliest tax year [Member]
Income tax examination [Line Items]
Income tax returns subject to examination by tax authorities, years under consideration	2013
Foreign Country Federal [Member] | US [Member] | Latest tax year [Member]
Income tax examination [Line Items]
Income tax returns subject to examination by tax authorities, years under consideration	2015
Domestic Country Federal [Member]
Income tax examination [Line Items]
Income Tax Examination, Year in Which Examinations Are Expected to Be Completed	2017
Domestic Country Federal [Member] | Earliest tax year [Member]
Income tax examination [Line Items]
Income tax return examination by tax authorities, years under review	2011
Domestic Country Federal [Member] | Latest tax year [Member]
Income tax examination [Line Items]
Income tax return examination by tax authorities, years under review	2012
Domestic Country Federal And Provincial [Member] | Earliest tax year [Member]
Income tax examination [Line Items]
Income tax returns subject to examination by tax authorities, years under consideration	2011
Domestic Country Federal And Provincial [Member] | Latest tax year [Member]
Income tax examination [Line Items]
Income tax returns subject to examination by tax authorities, years under consideration	2015